ACCOUNT RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNT RECEIVABLE
Schedule of Account Receivable
			Change
	12/31/2025	12/31/2024	$	%

Accounts Receivable	246,994	203,711	43,283	21%
Allowance for doubtful accounts	(246,994)	(192,385)	(54,609)	28%
	-	11,326	(11,326)	(100)%